Investment in Affiliates	12 Months Ended
Mar. 31, 2020
Investments in and Advances to Affiliates [Abstract]
Investment in Affiliates
15. Investment in Affiliates
Investment in affiliates at March 31, 2019 and 2020 consists of the following:

	Millions of yen
	2019	2020
Shares	¥789,638	¥770,750
Loans and others	53,122	50,912

	¥842,760	¥821,662

Certain affiliates are listed on stock exchanges. The aggregate investment in and quoted market value of those affiliates amounted to ¥168,569 million and ¥188,456 million, respectively, as of March 31, 2019 and ¥153,868 million and ¥166,296 million, respectively, as of March 31, 2020.
In fiscal 2018, 2019 and 2020, the Company and its subsidiaries received dividends from affiliates of ¥47,688 million, ¥17,334 million and ¥38,372 million, respectively.
In the Company’s consolidated balance sheets, the book value of investment in affiliates over the underlying equity in the net assets of such affiliates as of date of the most recent available financial statements of the investees were ¥87,424 million and ¥81,182 million as of March 31, 2019 and 2020, respectively. The differences mainly consist of goodwill and fair value adjustments for fixed assets.
A company comprising a significant portion of investment in affiliates was
Avolon Holdings Limited (30% of equity share) as of March 31, 2019.

Companies comprising a significant portion of investment in affiliates were Avolon Holdings Limited (
30
% of equity share) and Kansai Airports

(40
% of equity share) as of March 31, 2020.
Combined and condensed information relating to the affiliates for fiscal 2018, 2019 and 2020 are as follows (some operation data for entities reflect only the period since the Company and its subsidiaries made the investment and on a lag basis):

	Millions of yen
	2018	2019	2020
Operations:
Total revenues	¥1,871,156	¥1,606,565	¥1,674,184
Income before income taxes	245,408	187,203	206,637
Net income	210,443	114,271	140,540

Financial position:
Total assets	¥9,391,445	¥11,473,689	¥12,499,794
Total liabilities	6,717,326	7,542,997	8,428,007
Total equity	2,674,119	3,930,692	4,071,787

The Company and its subsidiaries had no significant transactions with these companies except as described above.